Commitments and contingencies (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Operating lease
Operating lease commitments
Total	¥ 68,844
Less than 1 year	48,924
1-3 Years	18,110
3-5 Years	1,773
Over 5 Years	¥ 37
Operating lease | Minimum
Operating lease commitments
Lease terms	1 year
Operating lease | Maximum
Operating lease commitments
Lease terms	6 years
Commitments for promotion and other operating expenses
Operating lease commitments
Total	¥ 1,915,113
Less than 1 year	485,506
1-3 Years	956,393
3-5 Years	¥ 473,214